Related Party Balances and Transactions - Schedule of Consolidated Financial Statements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 175,000	$ 190,000	$ 125,000	$ 120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Related Party Transaction [Line Items]
Transactions with related parties	175,000	190,000	$ 125,000	$ 120,000
Director’s bonus of Mr. Siu Wing Fung, Alfred [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 750,000